Income Taxes - Schedule of Income Tax Benefit (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current operations	$ 179,636	$ 1,830,894
Less: Valuation allowance	(179,636)	(1,830,894)
Net provision for Federal income taxes	$ 0	$ 0